Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	9 Months Ended
Sep. 30, 2025
Net Loss Per Share Attributable to Ordinary Shareholders [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share

The following table sets forth the computation of basic and diluted net loss per ordinary share for the periods presented:

	Nine months ended September 30,
	2025	2024
Basic
Numerator:
Net loss	$(35,011)	$(37,121)

Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic	110,783,504	79,914,649
Loss per share attributable to ordinary shareholders, basic	$(0.32)	$(0.46)
	Nine months ended September 30,
	2025	2024
Diluted
Numerator:
Net loss	$(35,011)	$(37,456)

Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, diluted	110,783,504	64,503,654
Loss per share attributable to ordinary shareholders, diluted	$(0.32)	$(0.58)

Schedule of Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share

The potential ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the nine months ended September 30, 2025 and 2024 because including them would have been anti-dilutive are as follows:

	Nine months ended September 30,
	2025	2024

Convertible bonds	3,309,320	11,542,497
Warrants	19,375,812	3,340,039
Outstanding share options	7,536,384	9,878,411

Total	30,221,516	24,760,947